Inventories (Details) - Schedule of Inventories SFr in Millions	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule Of Inventories Abstract
Finished goods	SFr 2.0	$ 839,221
Total		$ 839,221